FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	9 Months Ended
Jun. 30, 2026
Schedule of the carrying amounts of financial instruments and the contractual maturity analysis of financial liabilities

The carrying amounts of financial instruments and the contractual maturity analysis of financial liabilities are set out below.

Financial instrument	Measurement category	Carrying amouint
		$

Cash and cash equivalents	Amortized cost	2,453,673
Cash held in trust	Amortized cost	493,384
Restricted cash	Amortized cost	2,000,000
Accounts and other payables	Amortized cost	7,569,220
Related-party advances	Amortized cost	151,361
Senior secured loans	Amortized cost	14,286,267
Convertible notes and debentures	Amortized cost	3,744,123
Derivative financial liabilities	FVTPL	15,552,778
Contingent consideration payable	FVTPL	1,760,547
Settlement liability	Amortized cost	1,612,070